Condensed Consolidated Interim Statements of Changes in Stockholders’ Equity (Unaudited) - MXN ($) $ in Thousands	Capital stock	Share premium	Retained earnings	OCI	Owners	NCI	Total
Balance at Dec. 31, 2024	$ 321,312	$ (25,264)	$ 892,398	$ (24,076)	$ 1,164,370	$ (1,722)	$ 1,162,648
Profit for the period			478,700		478,700	(1,303)	477,397
Other comprehensive income (Note 12)				(16,846)	(16,846)	37	(16,809)
Dividends declared / paid (Note 9)			(449,125)		(449,125)		(449,125)
Balance at Jun. 30, 2025	321,312	(25,264)	921,973	(40,922)	1,177,099	(2,988)	1,174,111
Balance at Dec. 31, 2025	321,312	(25,264)	1,102,255	(36,990)	1,361,313	(1,827)	1,359,486
Issuance of shares - Tupperware Acquisition (Notes 3, 9)	607,268				607,268		607,268
Profit for the period			675,929		675,929	37	675,966
Other comprehensive income (Note 12)				29,304	29,304		29,304
Dividends declared / paid (Note 9)			(398,074)		(398,074)		(398,074)
Balance at Jun. 30, 2026	$ 928,580	$ (25,264)	$ 1,380,110	$ (7,686)	$ 2,275,740	$ (1,790)	$ 2,273,950